Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Feb. 14, 2011	Jun. 30, 2010
Document and Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	gdp
Entity Registrant Name	GOODRICH PETROLEUM CORP
Entity Central Index Key	0000943861
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		37,672,853
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 319